CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Statement of Comprehensive Income [Abstract]
Net loss	$ (23,557)	$ (16,491)
Equity adjustment from foreign currency translation	(40)
Comprehensive loss	$ (23,597)	$ (16,491)